UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                      JUNE 30, 2012

VP Inflation Protection Fund

Table of Contents

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	25
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AIPTX	4.10%	10.91%	7.48%	5.57%	12/31/02
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	4.04%	11.66%	8.44%	6.70%	—
Class I	APTIX	4.13%	11.16%	7.75%	6.24%	5/7/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.48%	0.73%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JUNE 30, 2012
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	53.0%
Sovereign Governments and Agencies	18.4%
Corporate Bonds	11.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
U.S. Government Agency Securities	3.2%
Commercial Mortgage-Backed Securities	2.6%
Collateralized Mortgage Obligations	1.6%
Municipal Securities	0.1%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	(0.2)%

Portfolio at a Glance
Average Duration (effective)	6.7 years
Weighted Average Life	9.6 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 - 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,041.30	$2.44	0.48%
Class II	$1,000	$1,041.00	$3.70	0.73%
Hypothetical
Class I	$1,000	$1,022.48	$2.41	0.48%
Class II	$1,000	$1,021.23	$3.67	0.73%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Principal Amount	Value
U.S. Treasury Securities — 53.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$29,538,036	$38,999,453
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	26,082,225	33,368,947
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	27,837,716	37,452,613
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	20,240,379	25,431,712
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	29,730,459	45,966,084
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	23,832,829	33,161,141
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	36,549,248	59,232,625
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	2,287,793	3,698,540
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	22,449,883	31,991,084
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	33,935,026	48,630,487
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	8,145,680	8,594,963
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	5,267,111	5,472,861
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,717,875	2,808,117
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14	9,889,139	10,487,126
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	10,814,247	11,501,968
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	31,106,931	32,329,340
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	$25,194,705	27,428,770
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	5,796,050	6,419,577
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	10,423,400	10,861,506
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	18,683,864	21,412,007
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	6,160,806	7,117,659
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	1,012,970	1,070,583
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	11,346,332	13,496,814
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	18,065,884	20,648,745
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	5,334,750	6,100,372
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	5,090,195	6,101,474
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	5,603,260	6,714,280
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	22,981,536	26,773,489
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	58,340,394	67,875,431
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	32,922,505	37,966,331
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,022,434	5,603,937
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	35,883,509	38,044,916
TOTAL U.S. TREASURY SECURITIES (Cost $615,874,975)		732,762,952

		Principal Amount	Value
Sovereign Governments and Agencies — 18.4%
AUSTRALIA — 2.2%
Government of Australia, Inflation Linked, 4.00%, 8/20/20	AUD	15,000,000	$29,612,303
CANADA — 2.0%
Government of Canada, Inflation Linked, 4.25%, 12/1/26	CAD	17,390,625	27,469,023
FRANCE — 2.3%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	22,485,628	31,484,295
GERMANY — 4.0%
German Federal Republic, Inflation Linked, 2.25%, 4/15/13	EUR	20,644,258	26,377,585
German Federal Republic, Inflation Linked, 1.75%, 4/15/20	EUR	19,863,352	28,859,301
			55,236,886
JAPAN — 2.0%
Government of Japan, CPI Linked Bond, 1.10%, 12/10/16	JPY	2,093,700,000	28,071,400
MULTI-NATIONAL — 1.0%
International Bank for Reconstruction & Development, 7.625%, 1/19/23		$9,500,000	14,284,533
UNITED KINGDOM — 4.9%
Government of United Kingdom, Inflation Linked, 2.50%, 8/16/13	GBP	5,885,000	25,912,349
Government of United Kingdom, Inflation Linked, 2.50%, 7/26/16	GBP	2,600,000	13,936,990
Government of United Kingdom, Inflation Linked, 1.25%, 11/22/17	GBP	15,646,375	28,134,623
			67,983,962
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES(Cost $234,140,546)			254,142,402

	Principal Amount	Value
Corporate Bonds — 11.2%
AEROSPACE AND DEFENSE — 0.6%
Honeywell International, Inc., 5.375%, 3/1/41	$430,000	$549,106
L-3 Communications Corp., 5.20%, 10/15/19	500,000	548,946
Lockheed Martin Corp., 2.125%, 9/15/16	900,000	922,554
Lockheed Martin Corp., 4.25%, 11/15/19	2,000,000	2,238,936
Raytheon Co., 3.125%, 10/15/20	1,130,000	1,188,976
United Technologies Corp., 4.875%, 5/1/15	2,700,000	2,990,874
		8,439,392
AUTOMOBILES — 0.2%
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22	2,700,000	2,843,294
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	1,430,000	1,892,233
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,200,000	1,433,118
Coca-Cola Co. (The), 3.625%, 3/15/14	1,220,000	1,282,838
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	1,150,000	1,250,730
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	1,140,000	1,195,199
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	1,570,000	1,620,686
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	230,000	245,283
		8,920,087
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17	1,020,000	1,203,857
Gilead Sciences, Inc., 4.40%, 12/1/21	1,340,000	1,483,006
		2,686,863
CAPITAL MARKETS — 0.1%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16	2,000,000	2,074,342
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16	1,180,000	1,214,550

Principal Amount	Value
COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 3.15%, 7/15/16	$900,000	$933,273
Northern Trust Co. (The), 6.50%, 8/15/18	750,000	915,874
PNC Funding Corp., 3.625%, 2/8/15	370,000	393,275
		2,242,422
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	750,000	803,848
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	835,000	1,081,416
CONSUMER FINANCE — 0.3%
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	1,300,000	1,312,228
Credit Suisse (New York), 5.30%, 8/13/19	1,370,000	1,544,554
John Deere Capital Corp., MTN, 3.15%, 10/15/21	750,000	782,218
PNC Bank N.A., 6.00%, 12/7/17	500,000	583,080
		4,222,080
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., 5.75%, 12/1/17	510,000	545,156
Citigroup, Inc., 6.01%, 1/15/15	1,480,000	1,591,270
Citigroup, Inc., 4.59%, 12/15/15	2,000,000	2,094,150
General Electric Capital Corp., 3.75%, 11/14/14	1,790,000	1,880,567
General Electric Capital Corp., 4.375%, 9/16/20	370,000	401,253
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,430,000	1,676,662
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,000,000	1,058,328
		9,247,386
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 5.10%, 9/15/14	770,000	841,236
AT&T, Inc., 6.55%, 2/15/39	1,220,000	1,577,752
British Telecommunications plc, 5.95%, 1/15/18	1,000,000	1,173,356
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	1,470,000	1,772,990
Verizon Communications, Inc., 6.10%, 4/15/18	1,280,000	1,562,150
		6,927,484
FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19	1,730,000	2,161,628
Safeway, Inc., 4.75%, 12/1/21	1,050,000	1,044,057
Wal-Mart Stores, Inc., 2.875%, 4/1/15	680,000	721,500
Wal-Mart Stores, Inc., 3.625%, 7/8/20	1,000,000	1,106,817
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,720,000	1,850,278
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,300,000	1,701,149
		8,585,429
FOOD PRODUCTS — 0.5%
General Mills, Inc., 3.15%, 12/15/21	1,915,000	1,965,106
HJ Heinz Co., 2.00%, 9/12/16	830,000	853,042
Kraft Foods, Inc., 6.125%, 2/1/18	900,000	1,080,309
Kraft Foods, Inc., 5.375%, 2/10/20	2,400,000	2,846,393
		6,744,850
GAS UTILITIES — 0.4%
Enterprise Products Operating LLC, 3.70%, 6/1/15	750,000	800,844
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,310,000	1,454,481
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,140,000	1,167,440
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,368,600
Williams Partners LP, 4.125%, 11/15/20	850,000	891,651
		5,683,016
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.3%
Medtronic, Inc., 3.00%, 3/15/15	2,030,000	2,155,856
St. Jude Medical, Inc., 2.50%, 1/15/16	500,000	519,989
Stryker Corp., 3.00%, 1/15/15	550,000	579,169
Stryker Corp., 2.00%, 9/30/16	1,190,000	1,220,940
		4,475,954

Principal Amount	Value
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14	$870,000	$951,780
Express Scripts, Inc., 3.125%, 5/15/16	850,000	886,122
Express Scripts, Inc., 7.25%, 6/15/19	1,000,000	1,259,825
		3,097,727
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	1,100,000	1,286,676
INSURANCE — 0.3%
Boeing Capital Corp., 2.125%, 8/15/16	1,190,000	1,243,000
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	670,000	733,950
MetLife, Inc., 6.75%, 6/1/16	1,055,000	1,238,608
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	500,000	504,999
Prudential Financial, Inc., VRN, 3.70%, 7/2/12	303,000	312,605
		4,033,162
IT SERVICES — 0.2%
International Business Machines Corp., 2.00%, 1/5/16	2,000,000	2,067,502
International Business Machines Corp., 1.95%, 7/22/16	1,310,000	1,349,432
		3,416,934
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	2,000,000	2,143,662
MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	420,000	420,544
Deere & Co., 5.375%, 10/16/29	750,000	946,507
		1,367,051
MEDIA — 1.1%
Comcast Corp., 5.90%, 3/15/16	1,150,000	1,325,963
Comcast Corp., 6.50%, 11/15/35	890,000	1,087,742
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	620,000	665,952
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	1,150,000	1,211,884
NBCUniversal Media LLC, 5.15%, 4/30/20	2,050,000	2,358,941
NBCUniversal Media LLC, 4.375%, 4/1/21	1,170,000	1,290,451
News America, Inc., 6.90%, 8/15/39	1,130,000	1,356,379
Time Warner Cable, Inc., 8.25%, 2/14/14	670,000	746,310
Time Warner Cable, Inc., 6.75%, 7/1/18	1,700,000	2,074,583
Time Warner, Inc., 4.875%, 3/15/20	1,150,000	1,297,547
Viacom, Inc., 4.50%, 3/1/21	1,350,000	1,499,507
		14,915,259
METALS AND MINING — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	920,000	994,174
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,500,000	1,569,819
Newmont Mining Corp., 6.25%, 10/1/39	1,060,000	1,212,076
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	750,000	807,774
		4,583,843
MULTI-UTILITIES — 0.7%
Dominion Resources, Inc., 6.40%, 6/15/18	1,770,000	2,167,050
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,328,105
Duke Energy Ohio, Inc., 2.10%, 6/15/13	730,000	741,241
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,000,000	1,101,009
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,076,219
Pacific Gas & Electric Co., 5.80%, 3/1/37	562,000	701,933
PG&E Corp., 5.75%, 4/1/14	680,000	732,018
Sempra Energy, 2.00%, 3/15/14	1,000,000	1,016,144
Sempra Energy, 6.50%, 6/1/16	570,000	671,390
		9,535,109
OIL, GAS AND CONSUMABLE FUELS — 1.1%
Apache Corp., 4.75%, 4/15/43	1,280,000	1,429,910
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,388,929
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,287,736
ConocoPhillips, 4.75%, 2/1/14	3,060,000	3,251,632

Principal Amount	Value
EOG Resources, Inc., 2.50%, 2/1/16	2,700,000	2,814,070
Nexen, Inc., 6.20%, 7/30/19	735,000	853,070
Noble Energy, Inc., 4.15%, 12/15/21	1,400,000	1,476,108
Occidental Petroleum Corp., 2.50%, 2/1/16	2,000,000	2,098,816
Occidental Petroleum Corp., 1.75%, 2/15/17	600,000	611,069
Talisman Energy, Inc., 7.75%, 6/1/19	600,000	737,614
		15,948,954
PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.875%, 5/15/16	1,000,000	1,180,590
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,040,000	2,542,472
Sanofi, 1.20%, 9/30/14	1,350,000	1,366,203
		5,089,265
REAL ESTATE INVESTMENT TRUSTS (REITs)†
HCP, Inc., 5.375%, 2/1/21	500,000	554,246
ROAD AND RAIL — 0.1%
CSX Corp., 4.25%, 6/1/21	1,280,000	1,401,581
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15	1,500,000	1,577,493
Intuit, Inc., 5.75%, 3/15/17	710,000	813,751
Oracle Corp., 5.75%, 4/15/18	1,600,000	1,944,698
		4,335,942
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21	2,400,000	2,777,319
Lowe’s Cos., Inc., 2.125%, 4/15/16	1,070,000	1,107,807
		3,885,126
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,347,000	2,513,686
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18	720,000	987,034
		3,500,720
TOTAL CORPORATE BONDS (Cost $144,617,800)		155,287,670
U.S. Government Agency Mortgage-Backed Securities(3) — 10.0%
FHLMC, 4.50%, 4/1/41	43,862,997	47,749,220
FNMA, 4.50%, 5/1/39	15,207,972	16,807,267
FNMA, 4.00%, 5/1/41	28,954,236	30,882,905
FNMA, 4.00%, 9/1/41	39,916,428	43,099,202
GNMA, 6.00%, 6/20/17	7,511	7,604
GNMA, 6.00%, 7/20/17	45,146	47,784
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $134,767,408)		138,593,982
U.S. Government Agency Securities — 3.2%
FHLMC, Series 1, 1.00%, 7/28/17	7,000,000	7,008,456
FHLMC, 2.375%, 1/13/22	28,000,000	28,820,876
FNMA, 6.625%, 11/15/30	6,000,000	9,142,920
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,166,627)		44,972,252
Commercial Mortgage-Backed Securities(3) — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	3,495,000	3,652,511
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	2,100,000	2,347,830
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	1,600,000	1,716,676
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(2)	1,654,695	1,515,524
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	1,250,000	1,248,867
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	1,004,692	1,017,722
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	1,500,000	1,619,806

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	$5,575,000	$5,980,024
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,200,000	1,296,105
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	6,225,000	6,737,330
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	1,025,000	1,067,571
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	1,900,000	2,024,516
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	1,125,000	1,117,404
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	2,000,000	2,151,714
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	1,775,000	1,932,527
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,670,542)		35,426,127
Collateralized Mortgage Obligations(3) — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,517,694	1,571,494
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,677,173	1,745,449
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	901,208	925,293
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,930,909	2,009,259
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	888,733	929,219
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,045,339	1,084,916
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,797,214	1,889,680
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 7/1/12	2,024,886	2,113,500
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/12	1,144,971	1,173,373
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12	1,736,572	1,758,858
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,081,109	2,195,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	1,335,145	1,379,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	2,353,289	2,478,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,153,630	1,198,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,434,865)		22,453,144
Municipal Securities — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	175,000	240,453
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	155,000	191,580
Texas GO, (Building Bonds), 5.52%, 4/1/39	345,000	450,874
TOTAL MUNICIPAL SECURITIES (Cost $674,765)		882,907

	Principal Amount/ Shares	Value
Temporary Cash Investments — 0.1%
BNP Paribas Finance, Inc., 0.12%, 7/2/12(4)	$949,000	$948,990
SSgA U.S. Government Money Market Fund	427	427
TOTAL TEMPORARY CASH INVESTMENTS (Cost $949,424)		949,417
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,231,296,952)		1,385,470,853
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,279,634)
TOTAL NET ASSETS — 100.0%		$1,383,191,219

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,869,400	CHF for EUR	UBS AG	7/27/12	$5,133,080	$(70,939)
1,265,077	EUR for CHF	Deutsche Bank	7/27/12	1,601,258	10,234
1,966,001	EUR for SEK	Deutsche Bank	7/27/12	2,488,445	41,362
2,120,512	EUR for SEK	UBS AG	7/27/12	2,684,015	19,379
19,012,700	SEK for EUR	UBS AG	7/27/12	2,746,076	108,903
58,400	AUD for USD	Barclays Bank plc	7/27/12	59,637	950
399,100	AUD for USD	Westpac Group	7/27/12	407,551	8,250
10,100	CAD for USD	HSBC Holdings plc	7/27/12	9,915	(316)
1,119,300	EUR for USD	Barclays Bank plc	7/27/12	1,416,742	20,428
432,300	GBP for USD	Barclays Bank plc	7/27/12	677,007	3,882
101,500	GBP for USD	Westpac Group	7/27/12	158,955	511
41,232,100	JPY for USD	Barclays Bank plc	7/27/12	515,997	(1,223)
4,708,206,505	KRW for USD	HSBC Holdings plc	7/27/12	4,106,134	(13,572)
1,550,800	NOK for USD	Barclays Bank plc	7/27/12	260,474	6,120
17,139,300	NOK for USD	Deutsche Bank	7/27/12	2,878,736	(97,871)
100,300	NZD for USD	Barclays Bank plc	7/27/12	80,158	4,411
853,200	NZD for USD	Westpac Group	7/27/12	681,867	(15,322)
2,285,300	SEK for USD	Barclays Bank plc	7/27/12	330,074	12,336
23,489,800	SEK for USD	Barclays Bank plc	7/27/12	3,392,720	(71,290)
1,923,700	SGD for USD	HSBC Holdings plc	7/27/12	1,518,601	(20,359)
30,846,300	TWD for USD	HSBC Holdings plc	7/27/12	1,034,444	(14,393)
				$32,181,886	$(68,519)
(Value on Settlement Date $32,250,405)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,056,684	EUR for CHF	UBS AG	7/27/12	$5,134,704	$69,314
1,518,700	CHF for EUR	Deutsche Bank	7/27/12	1,600,938	(9,914)
17,237,900	SEK for EUR	Deutsche Bank	7/27/12	2,489,735	(42,651)
18,980,700	SEK for EUR	UBS AG	7/27/12	2,741,454	(76,818)
2,105,038	EUR for SEK	UBS AG	7/27/12	2,664,429	(27,255)
991,100	AUD for USD	Barclays Bank plc	7/27/12	1,012,087	(52,406)
876,900	AUD for USD	HSBC Holdings plc	7/27/12	895,469	3,248
27,541,306	AUD for USD	Westpac Group	7/27/12	28,124,505	135,629
21,845,059	CAD for USD	Barclays Bank plc	7/27/12	21,445,440	637,898
533,600	CAD for USD	Barclays Bank plc	7/27/12	523,839	(11,483)
342,500	CAD for USD	Barclays Bank plc	7/27/12	336,235	(2,463)
128,500	CAD for USD	Westpac Group	7/27/12	126,149	(743)
49,400	CHF for USD	Barclays Bank plc	7/27/12	52,075	(757)
19,600	CHF for USD	Barclays Bank plc	7/27/12	20,661	(244)
2,594,100	CHF for USD	UBS AG	7/27/12	2,734,571	98,575
30,157,743	EUR for USD	Barclays Bank plc	7/27/12	38,171,837	1,429,803
1,150,100	EUR for USD	Barclays Bank plc	7/27/12	1,455,727	(18,188)
296,700	EUR for USD	HSBC Holdings plc	7/27/12	375,545	17,330
40,000,000	EUR for USD	UBS AG	7/27/12	50,629,567	1,880,032
24,726,184	GBP for USD	Barclays Bank plc	7/27/12	38,722,643	652,322
421,700	GBP for USD	Barclays Bank plc	7/27/12	660,407	(11,347)
20,000,000	GBP for USD	HSBC Holdings plc	7/27/12	31,321,164	538,836
73,400	GBP for USD	HSBC Holdings plc	7/27/12	114,949	4,064
2,724,233,280	JPY for USD	Barclays Bank plc	7/27/12	34,092,279	(307,948)
31,826,400	JPY for USD	Barclays Bank plc	7/27/12	398,290	8,845
23,483,200	JPY for USD	HSBC Holdings plc	7/27/12	293,879	(827)
118,859,600	JPY for USD	Westpac Group	7/27/12	1,487,462	22,823
1,485,100	NOK for USD	Barclays Bank plc	7/27/12	249,439	(3,917)
104,200	NZD for USD	Barclays Bank plc	7/27/12	83,275	(947)
2,330,400	SEK for USD	Barclays Bank plc	7/27/12	336,588	(6,282)
				$268,295,342	$4,924,529
(Value on Settlement Date $273,219,871)

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
225	U.S. Treasury 10-Year Notes	September 2012	$30,009,375	$(113,006)

Total Return Swap Agreements

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$33,275,000	U.S. CPI Urban Consumers NSA Index	Receive	3.07%	7/24/13	$(2,947,705)
Bank of America N.A.	14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	14,416
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(133,881)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(400,035)

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	$(100,505)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(1,595,048)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(181,492)
Barclays Bank plc	11,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	(102,486)
Barclays Bank plc	11,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(19,464)
Barclays Bank plc	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.63%	12/8/13	(151,750)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	6/28/14	(1,371,033)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(135,324)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,393,858)
Barclays Bank plc	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	4/25/18	(3,459,358)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,302,271)
						$(15,279,794)

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CPI = Consumer Price Index
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NSA = Not Seasonally Adjusted
NZD = New Zealand Dollar
PHHMC = PHH Mortgage Corporation
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,562,384.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,991,536, which represented 0.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,231,296,952)	$1,385,470,853
Foreign currency holdings, at value (cost of $877,711)	889,789
Receivable for capital shares sold	271,388
Unrealized gain on forward foreign currency exchange contracts	5,735,485
Swap agreements, at value	14,416
Interest receivable	8,687,079
1,401,069,010

Liabilities
Payable for capital shares redeemed	756,036
Payable for variation margin on futures contracts	123,047
Unrealized loss on forward foreign currency exchange contracts	879,475
Swap agreements, at value	15,294,210
Accrued management fees	553,904
Distribution fees payable	271,119
17,877,791

Net Assets	$1,383,191,219

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,228,597,927
Undistributed net investment income	850,936
Undistributed net realized gain	10,126,714
Net unrealized appreciation	143,615,642
$1,383,191,219

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$71,394,035	6,055,478	$11.79
Class II, $0.01 Par Value	$1,311,797,184	111,482,762	$11.77

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$26,207,799

Expenses:
Management fees	3,379,000
Distribution fees - Class II	1,616,450
Directors’ fees and expenses	67,342
Other expenses	742
5,063,534

Net investment income (loss)	21,144,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,370,509
Futures contract transactions	(399,079)
Swap agreement transactions	(784,725)
Foreign currency transactions	6,889,095
22,075,800

Change in net unrealized appreciation (depreciation) on:
Investments	17,939,361
Futures contracts	(305,824)
Swap agreements	2,482,984
Translation of assets and liabilities in foreign currencies	(4,586,821)
15,529,700

Net realized and unrealized gain (loss)	37,605,500

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,749,765

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$21,144,265	$45,949,253
Net realized gain (loss)	22,075,800	30,475,231
Change in net unrealized appreciation (depreciation)	15,529,700	75,101,716
Net increase (decrease) in net assets resulting from operations	58,749,765	151,526,200

Distributions to Shareholders
From net investment income:
Class I	(1,452,849)	(5,504,590)
Class II	(19,591,987)	(49,498,850)
From net realized gains:
Class I	(3,622,132)	(1,376,181)
Class II	(29,775,615)	(14,650,497)
Decrease in net assets from distributions	(54,442,583)	(71,030,118)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(36,887,707)	49,818,712

Net increase (decrease) in net assets	(32,580,525)	130,314,794

Net Assets
Beginning of period	1,415,771,744	1,285,456,950
End of period	$1,383,191,219	$1,415,771,744

Undistributed net investment income	$850,936	$751,507

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities. The fund normally invests over 50% of its assets in inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2012 was 0.47%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2012 totaled $201,713,308, of which $184,646,893 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 totaled $272,222,126, of which $238,906,756 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,086,253	$12,947,492	4,661,705	$53,920,141
Issued in reinvestment of distributions	435,131	5,074,981	613,260	6,880,771
Redeemed	(9,165,361)	(110,091,084)	(1,648,002)	(18,777,732)
	(7,643,977)	(92,068,611)	3,626,963	42,023,180
Class II/Shares Authorized	250,000,000		250,000,000
Sold	8,384,396	99,227,277	19,385,683	221,209,198
Issued in reinvestment of distributions	4,227,212	49,367,602	5,747,175	64,149,347
Redeemed	(7,871,611)	(93,413,975)	(24,254,659)	(277,563,013)
	4,739,997	55,180,904	878,199	7,795,532
Net increase (decrease)	(2,903,980)	$(36,887,707)	4,505,162	$49,818,712

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$732,762,952	—
Sovereign Governments and Agencies	—	254,142,402	—
Corporate Bonds	—	155,287,670	—
U.S. Government Agency Mortgage-Backed Securities	—	138,593,982	—
U.S. Government Agency Securities	—	44,972,252	—
Commercial Mortgage-Backed Securities	—	35,426,127	—
Collateralized Mortgage Obligations	—	22,453,144	—
Municipal Securities	—	882,907	—
Temporary Cash Investments	$427	948,990	—
Total Value of Investment Securities	$427	$1,385,470,426	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,856,010	—
Futures Contracts	$(113,006)	—	—
Swap Agreements	—	(15,279,794)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(113,006)	$(10,423,784)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of June 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$5,735,485	Unrealized loss on forward foreign currency exchange contracts	$879,475
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	123,047
Other Contracts	Swap agreements	14,416	Swap agreements	15,294,210
		$5,749,901		$16,296,732

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$6,927,299	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(4,646,462)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(399,079)	Change in net unrealized appreciation (depreciation) on futures contracts	(305,824)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(784,725)	Change in net unrealized appreciation (depreciation) on swap agreements	2,482,984
		$5,743,495		$(2,469,302)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,231,952,503
Gross tax appreciation of investments	$157,907,048
Gross tax depreciation of investments	(4,388,698)
Net tax appreciation (depreciation) of investments	$153,518,350

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(2)	$11.78	0.18(3)	0.30	0.48	(0.19)	(0.28)	—	(0.47)	$11.79	4.13%	0.48%(4)	3.14%(4)	14%	$71,394
2011	$11.11	0.40(3)	0.90	1.30	(0.49)	(0.14)	—	(0.63)	$11.78	12.09%	0.48%	3.61%	63%	$161,320
2010	$10.74	0.30(3)	0.27	0.57	(0.20)	—	—	(0.20)	$11.11	5.39%	0.49%	2.70%	44%	$111,872
2009	$9.91	0.26(3)	0.77	1.03	(0.20)	—	—	(0.20)	$10.74	10.43%	0.49%	2.61%	43%	$101,956
2008	$10.55	0.49(3)	(0.60)	(0.11)	(0.50)	—	(0.03)	(0.53)	$9.91	(1.26)%	0.49%	4.62%	49%	$90,845
2007	$10.09	0.49	0.46	0.95	(0.49)	—	—	(0.49)	$10.55	9.66%	0.50%	4.75%	109%	$55,277
Class II
2012(2)	$11.75	0.17(3)	0.31	0.48	(0.18)	(0.28)	—	(0.46)	$11.77	4.10%	0.73%(4)	2.89%(4)	14%	$1,311,797
2011	$11.09	0.38(3)	0.88	1.26	(0.46)	(0.14)	—	(0.60)	$11.75	11.74%	0.73%	3.36%	63%	$1,254,452
2010	$10.73	0.27(3)	0.27	0.54	(0.18)	—	—	(0.18)	$11.09	5.12%	0.74%	2.45%	44%	$1,173,585
2009	$9.91	0.25(3)	0.75	1.00	(0.18)	—	—	(0.18)	$10.73	10.22%	0.74%	2.36%	43%	$1,058,286
2008	$10.55	0.45(3)	(0.59)	(0.14)	(0.47)	—	(0.03)	(0.50)	$9.91	(1.59)%	0.74%	4.37%	49%	$756,501
2007	$10.08	0.46	0.47	0.93	(0.46)	—	—	(0.46)	$10.55	9.49%	0.75%	4.50%	109%	$551,066

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended June 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios II, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75856 1208

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2012